Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 16, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		$ 63,731	$ 63,793
Adjustment on currency translation		679	(2,961)
Adjustments to capitalised closure costs		(292)	520
Interest capitalised	$ 50	275	416
Additions		6,920	6,507
Depreciation for the year		(4,817)	(4,495)
Impairment charges		(1,159)
Disposals		(128)	(46)
Newly consolidated operations			6
Transfers and other movements		81	(9)
Property, plant and equipment at end of period		65,290	63,731	$ 63,793
Non-current assets pledged as security		$ 17,479	$ 16,082
Average borrowing rate used for capitalisation of interest		7.50%	5.60%
Increase in additions		$ 94	$ 86
Loans secured by non-current assets collateral		$ 3,994	3,965
Carbon emission reduction target (%), 2030		50.00%
Carbon emission reduction target (%), 2050		0.00%
Capital expenditure for carbon emission reduction target to 2030			$ 7,500
Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Capital expenditure for carbon emission reduction target to 2030		$ 5,000
Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Capital expenditure for carbon emission reduction target to 2030		$ 6,000
Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment		10 years	13 years
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		$ 125,748
Property, plant and equipment at end of period		133,189	$ 125,748
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(62,017)
Property, plant and equipment at end of period		(67,899)	(62,017)
Mining properties and leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		10,529	10,817
Adjustment on currency translation		14	(436)
Adjustments to capitalised closure costs		(292)	520
Interest capitalised		0	0
Additions		222	360
Depreciation for the year		(802)	(891)
Impairment charges		(92)
Disposals		0	(3)
Newly consolidated operations			0
Transfers and other movements		3,976	162
Property, plant and equipment at end of period		13,555	10,529	10,817
Non-current assets pledged as security		5,307	1,602
Mining properties and leases | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		25,263
Property, plant and equipment at end of period		29,731	25,263
Mining properties and leases | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(14,734)
Property, plant and equipment at end of period		(16,176)	(14,734)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		6,699	5,995
Adjustment on currency translation		116	(344)
Adjustments to capitalised closure costs		0	0
Interest capitalised		0	0
Additions		207	304
Depreciation for the year		(504)	(433)
Impairment charges		(58)
Disposals		(28)	(1)
Newly consolidated operations			1
Transfers and other movements		1,590	1,177
Property, plant and equipment at end of period		8,022	6,699	5,995
Non-current assets pledged as security		1,477	491
Land and buildings | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		25
Property, plant and equipment at end of period		87	25
Land and buildings | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		198
Property, plant and equipment at end of period		201	198
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		12,805
Property, plant and equipment at end of period		14,737	12,805
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(6,106)
Property, plant and equipment at end of period		(6,715)	(6,106)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		34,407	33,453
Adjustment on currency translation		495	(1,870)
Adjustments to capitalised closure costs		0	0
Interest capitalised		0	0
Additions		1,381	1,111
Depreciation for the year		(3,511)	(3,171)
Impairment charges		(922)
Disposals		(73)	(38)
Newly consolidated operations			0
Transfers and other movements		4,568	4,922
Property, plant and equipment at end of period		36,345	34,407	33,453
Non-current assets pledged as security		$ 6,980	5,113
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment		3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment		50 years
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		$ 74,562
Property, plant and equipment at end of period		80,993	74,562
Plant and equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(40,155)
Property, plant and equipment at end of period		(44,648)	(40,155)
Capital works in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		12,096	13,528
Adjustment on currency translation		54	(311)
Adjustments to capitalised closure costs		0	0
Interest capitalised		275	416
Additions		5,110	4,732
Depreciation for the year		0	0
Impairment charges		(87)
Disposals		(27)	(4)
Newly consolidated operations			5
Transfers and other movements		(10,053)	(6,270)
Property, plant and equipment at end of period		7,368	12,096	13,528
Non-current assets pledged as security		3,715	8,876
Capital works in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		13,118
Property, plant and equipment at end of period		7,728	13,118
Capital works in progress | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(1,022)
Property, plant and equipment at end of period		(360)	(1,022)
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount		2,505	2,497
Capitalisation of property, plant and equipment		325	411
Capitalisation offset by depreciation		(324)	331
Capitalised production phase stripping costs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount		2,069	2,038
Capitalised production phase stripping costs | Investment in equity accounted units
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount		436	460
Capitalised production phase stripping costs | Subsidiaries
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation for the year		(216)	(246)	$ (201)
Plant and equipment | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		882
Property, plant and equipment at end of period		932	882
Plant and equipment | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		2,352
Adjustments to capitalised closure costs		104
Property, plant and equipment at end of period		$ 2,456	$ 2,352